Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 3 – Fair value measurement
JPMorgan Chase carries a portion of its assets and liabilities at fair value. The majority of such assets and liabilities are carried at fair value on a recurring basis. Certain assets and liabilities are carried at fair value on a nonrecurring basis, including held-for-sale loans, which are accounted for at the lower of cost or fair value and that are only subject to fair value adjustments under certain circumstances.
The Firm has an established and well-documented process for determining fair values. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on quoted market prices, where available. If listed prices or quotes are not available, fair value is based on internally developed models that primarily use, as inputs, market-based or independently sourced market parameters, including but not limited to yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves. In addition to market information, models also incorporate transaction details, such as maturity of the instrument. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, the Firm’s creditworthiness, constraints on liquidity and unobservable parameters. Valuation adjustments are applied consistently over time.
•	Credit valuation adjustments (“CVA”) are necessary when the market price (or parameter) is not indicative of the credit quality of the counterparty. As few classes of derivative contracts are listed on an exchange, the majority of derivative positions are valued using internally developed models that use as their basis observable market parameters. An adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment also takes into account contractual factors designed to reduce the Firm’s credit exposure to each counterparty, such as collateral and legal rights of offset.

•	Debit valuation adjustments (“DVA”) are necessary to reflect the credit quality of the Firm in the valuation of liabilities measured at fair value. The methodology to determine the adjustment is consistent with CVA and incorporates JPMorgan Chase’s credit spread as observed through the credit default swap market.

•	Liquidity valuation adjustments are necessary when the Firm may not be able to observe a recent market price for a financial instrument that trades in inactive (or less active) markets or to reflect the cost of exiting larger-than-normal market-size risk positions (liquidity adjustments are not taken for positions classified within level 1 of the fair value hierarchy; see below). The Firm estimates the amount of uncertainty in the initial valuation based on the degree of liquidity in the market in which the financial instrument trades and makes liquidity adjustments to the carrying value of the financial instrument. The Firm measures the liquidity adjustment based on the following factors: (1) the amount of time since the last relevant pricing point; (2) whether there was an actual trade or relevant external quote; and (3) the volatility of the principal risk component of the financial instrument. Costs to exit larger-than-normal market-size risk positions are determined based on the size of the adverse market move that is likely to occur during the period required to bring a position down to a nonconcentrated level.

•	Unobservable parameter valuation adjustments are necessary when positions are valued using internally developed models that use as their basis unobservable parameters – that is, parameters that must be estimated and are, therefore, subject to management judgment. Such positions are normally traded less actively. Examples include certain credit products where parameters such as correlation and recovery rates are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error and revision in the estimate of the market price provided by the model.
The Firm has numerous controls in place intended to ensure that its fair values are appropriate. An independent model review group reviews the Firm’s valuation models and approves them for use for specific products. All valuation models within the Firm are subject to this review process. A price verification group, independent from the risk-taking function, ensures observable market prices and market-based parameters are used for valuation wherever possible. For those products with material parameter risk for which observable market levels do not exist, an independent review of the assumptions made on pricing is performed. Additional review includes deconstruction of the model valuations for certain structured instruments into their components and benchmarking valuations, where possible, to similar products; validating valuation estimates through actual cash settlement; and detailed review and explanation of recorded gains and losses, which are analyzed daily and over time. Valuation adjustments, which are also determined by the independent price verification group, are based on established policies and applied consistently over time. Any changes to the valuation methodology are reviewed by management to confirm that the changes are justified. As markets and products develop and the pricing for certain products becomes more or less transparent, the Firm continues to refine its valuation methodologies. During 2010, no changes were made to the Firm’s valuation models that had, or are expected to have, a material impact on the Firm’s Consolidated Balance Sheets or results of operations.
The methods described above to estimate fair value may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Firm believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Valuation Hierarchy
A three-level valuation hierarchy has been established under U.S. GAAP for disclosure of fair value measurements. The valuation hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows.
•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – one or more inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.
Following is a description of the valuation methodologies used by the Firm to measure instruments at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.
Assets
Securities purchased under resale agreements (“resale agreements”) and securities borrowed
To estimate the fair value of resale agreements and securities borrowed transactions, cash flows are first evaluated taking into consideration any derivative features of the resale agreement and are then discounted using the appropriate market rates for the applicable maturity. As the inputs into the valuation are primarily based on readily observable pricing information, such resale agreements are classified within level 2 of the valuation hierarchy.
Loans and unfunded lending-related commitments
The majority of the Firm’s loans and lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded. The fair value of such loans and lending-related commitments is included in the additional disclosures of fair value of certain financial instruments required by U.S. GAAP on pages 185–186 of this Note. Loans carried at fair value on a recurring and nonrecurring basis are included in the applicable tables that follow.
Wholesale
There is no liquid secondary market for most loans and lending-related commitments in the Firm’s wholesale portfolio. In the limited circumstances where direct secondary market information – including pricing of actual market transactions, broker quotations or quoted market prices for similar instruments – is available (principally for loans in the Firm’s secondary trading portfolio), such information is used in the determination of fair value. For the remainder of the portfolio, fair value is estimated using a discounted cash flow (“DCF”) model. In addition to the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees), key inputs to the model include interest rates, prepayment rates and credit spreads. The credit spread input is derived from the cost of credit default swaps (“CDS”) and, as a result, also incorporates the effects of secondary market liquidity. As many of the Firm’s clients do not have bonds traded with sufficient liquidity in the public markets to have observable CDS spreads, the Firm principally develops benchmark credit curves by industry and credit rating to estimate fair value. Also incorporated into the valuation process are additional adjustments to account for the difference in loss severity rates between bonds, on which the cost of credit derivatives is based, and loans as well as loan equivalents (which represent the portion of an unused commitment expected, based on the Firm’s average portfolio historical experience, to become outstanding prior to an obligor default). Certain floating rate loans that are not carried on the balance sheet at fair value are carried at amounts that approximate fair value due to their short term nature and negligible credit risk (e.g. based on historical experience or collateralization).
The Firm’s loans and unfunded lending-related commitments carried at fair value are classified within level 2 or 3 of the valuation hierarchy, depending on the level of liquidity and activity in the markets for a particular product.
Consumer
The only products in the Firm’s consumer loan portfolio with a meaningful level of secondary market activity in the current economic environment are certain conforming residential mortgages. These loans are classified as trading assets and carried at fair value on the Consolidated Balance Sheets. They are predominantly classified within level 2 of the valuation hierarchy based on the level of market liquidity and activity.
The fair value of the Firm’s other consumer loans (except for credit card receivables) is generally determined by discounting the loan principal and interest cash flows expected to be collected at a market observable discount rate, when available. Portfolio-specific factors that a market participant would consider in determining fair value (e.g., expected lifetime credit losses, estimated prepayments, servicing costs and market liquidity) are either modeled into the cash flow projections or incorporated as an adjustment to the discount rate. For products that continue to be offered in the market, discount rates are derived from market-observable primary origination rates. Where primary origination rates are not available (i.e., subprime mortgages, subprime home equity and option adjustable-rate mortgages (“option ARMs”)) the valuation is based on the Firm’s estimate of a market participant’s required return on equity for similar products (i.e., a hypothetical origination spread). Estimated lifetime credit losses consider expected and current default rates for existing portfolios, collateral prices (where applicable) and expectations about changes in the economic environment (e.g., unemployment rates).
The fair value of credit card receivables is determined using a discounted expected cash flow methodology. Key estimates and assumptions include: projected interest income and late fee revenue, funding, servicing, credit costs, and loan payment rates. The projected loan payment rates are used to determine the estimated life of the credit card loan receivables, which are then discounted using a risk-appropriate discount rate. The discount rate is derived from the Firm’s estimate of a market participant’s expected return on credit card receivables. As the credit card portfolio has a short-term life, an amount equal to the allowance for loan losses is considered a reasonable proxy for the credit cost component.
Loans that are not carried on the Consolidated Balance Sheets at fair value are not classified within the fair value hierarchy.
Mortgage loans carried at fair value
For certain loans that are expected to be securitized, fair value is estimated using a combination of observed transaction prices, independent pricing services and relevant broker quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided from independent pricing services. When relevant market activity is not occurring or is limited, fair value is estimated by projecting the expected cash flows and discounting those cash flows at a rate reflective of current market liquidity. To estimate the projected cash flows of a residential mortgage loan (inclusive of assumptions of prepayment, default rates and loss severity), specific consideration is given to both borrower-specific and other market factors, including, but not limited to: the borrower’s FICO score; the type of collateral supporting the loans; the level of documentation for the loan; and market-derived expectations for home price appreciation or depreciation in the respective geography of the borrower. For commercial mortgages, consideration is given to both borrower-specific and other market factors, including but not limited to: the borrower’s debt-to-service coverage ratio; the type of commercial property (e.g., retail, office, lodging, multi-family, etc.); an estimate of the current loan-to-value ratio; and market-derived expectations for property price appreciation or depreciation in the respective geographic location. In addition, commercial mortgage loans typically have lock-out periods where the borrower is restricted from prepaying the loan due to prepayment penalties. These features reduce prepayment risk for commercial mortgages relative to that of residential mortgages. These loans are classified within level 2 or 3 of the valuation hierarchy, depending on the level of liquidity and activity in the markets for the particular product.
Securities
Where quoted prices for identical securities are available in an active market, securities are classified in level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds; mortgage products for which there are quoted prices in active markets such as U.S. government agency or U.S. government-sponsored enterprise (collectively, “U.S. government agencies”) markets; pass-through mortgage-backed securities (“MBS”); and exchange-traded equities (e.g., common and preferred stocks).
If quoted market prices are not available for the specific security, the Firm may estimate the value of such instruments using a combination of observed transaction prices, independent pricing services and relevant broker quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided from independent pricing services. The Firm may also use pricing models or discounted cash flows. The majority of such instruments are classified within level 2 of the valuation hierarchy; however, in cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the valuation hierarchy.
For mortgage-backed securities, where market activity is not occurring or is limited, fair value is estimated considering the value of the collateral and the specific attributes of the securities held by the Firm. The value of the collateral pool supporting the securities is analyzed using the same techniques and factors described above for residential mortgage loans, albeit in a more aggregated manner across the pool. For example, for residential MBS, factors evaluated may include average FICO scores, average delinquency rates, average loss severities and prepayment rates, among other metrics. For commercial MBS, factors evaluated may include average delinquencies, loan or geographic concentrations, and average debt-service coverage ratios, among other metrics. In addition, as each securitization vehicle distributes cash in a manner or order that is predetermined at the inception of the vehicle, the priority in which each particular MBS is allocated cash flows, and the level of credit enhancement in place to support those cash flows, are key considerations in deriving the value of MBS. Finally, the risk premium that investors demand for securitized products in the current market is factored into the valuation. To benchmark its valuations, the Firm looks to transactions for similar instruments and uses independent pricing provided by third-party vendors, broker quotes and relevant market indices, such as the ABX index, as applicable. While none of those sources are solely indicative of fair value, they serve as directional indicators for the appropriateness of the Firm’s estimates.
For certain collateralized mortgage and debt obligations, asset-backed securities (“ABS”) and high-yield debt securities, the determination of fair value may require benchmarking to similar instruments or analyzing default and recovery rates. For cash collateralized debt obligations (“CDOs”), external price information is not available. Therefore, cash CDOs are valued using market-standard models, such as Intex, to model the specific collateral composition and cash flow structure of each deal; key inputs to the model are market spread data for each credit rating, collateral type and other relevant contractual features. Asset-backed securities are valued based on external prices or market spread data, using current market assumptions on prepayments and defaults. For ABS where the external price data is not observable or the limited available data is opaque, the collateral performance is monitored and considered in the valuation of the security. To benchmark its valuations, the Firm looks to transactions for similar instruments and uses independent prices provided by third-party vendors, broker quotes and relevant market indices, such as the ABX index, as applicable. While none of those sources are solely indicative of fair value, they serve as directional indicators for the appropriateness of the Firm’s estimates. The majority of collateralized mortgage and debt obligations, high-yield debt securities and ABS are currently classified in level 3 of the valuation hierarchy.
Collateralized loan obligations (“CLOs”) are securities backed by corporate loans, and they are predominantly held in the Firm’s available-for-sale (“AFS”) securities portfolio. For these securities, external pricing information is not readily available. They are therefore valued using market-standard models to model the specific collateral composition and cash flow structure of each deal; key inputs to the model are market spread data for each credit rating, collateral type and other relevant contractual features. For further discussion, see Note 12 on pages 214–218 of this Annual Report.
Commodities
Commodities inventory is generally carried at the lower of cost or fair value. The fair value of commodities inventory is determined primarily using pricing and data derived from the markets on which the commodities are traded. The majority of commodities inventory is classified within level 1 of the valuation hierarchy.
The Firm also has positions in commodities-based derivatives that can be traded on an exchange or over-the-counter (“OTC”) and carried at fair value. The pricing inputs to these derivatives include forward curves of underlying commodities, basis curves, volatilities, correlations, and occasionally other model parameters. The valuation of these derivatives is based on calibrating to market transactions, as well as to independent pricing information from sources such as brokers and consensus pricing services. Where inputs are historical time series data, they are adjusted for uncertainty where appropriate. The majority of commodities-based derivatives are classified within level 2 of the valuation hierarchy.

Derivatives
Exchange-traded derivatives valued using quoted prices are classified within level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of the Firm’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters – that is, parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models, which are consistently applied. Where derivative products have been established for some time, the Firm uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit quality of the counterparty. Further, many of these models do not contain a high level of subjectivity, as the methodologies used in the models do not require significant judgment, and inputs to the models are readily observable from actively quoted markets, as is the case for “plain vanilla” interest rate swaps, option contracts and CDS. Such instruments are generally classified within level 2 of the valuation hierarchy.
Derivatives that are valued based on models with significant unobservable market parameters and that are normally traded less actively, have trade activity that is one way, and/or are traded in less-developed markets are classified within level 3 of the valuation hierarchy. Level 3 derivatives include, for example, CDS referenced to certain MBS, certain types of CDO transactions, options on baskets of single-name stocks, and callable exotic interest rate options.
Other complex products, such as those sensitive to correlation between two or more underlying parameters, also fall within level 3 of the valuation hierarchy, and include structured credit derivatives which are illiquid and non-standard in nature (e.g., synthetic CDOs collateralized by a portfolio of credit default swaps “CDS”). For most CDO transactions, while inputs such as CDS spreads may be observable, the correlation between the underlying debt instruments is unobservable. Correlation levels are modeled on a transaction basis and calibrated to liquid benchmark tranche indices. For all structured credit derivatives, actual transactions, where available, are used regularly to recalibrate all unobservable parameters.
Correlation sensitivity is also material to the overall valuation of options on baskets of single-name stocks; the valuation of these baskets is typically not observable due to their non-standardized structuring. Correlation for products such as these is typically estimated based on an observable basket of stocks and then adjusted to reflect the differences between the underlying equities.
For callable exotic interest rate options, while most of the assumptions in the valuation can be observed in active markets (e.g., interest rates and volatility), the callable option transaction flow is essentially one-way, and as such, price observability is limited. As pricing information is limited, assumptions are based on the dynamics of the underlying markets (e.g., the interest rate markets) including the range and possible outcomes of the applicable inputs. In addition, the models used are calibrated, as relevant, to liquid benchmarks, and valuation is tested against monthly independent pricing services and actual transactions.
Mortgage servicing rights and certain retained interests in securitizations
Mortgage servicing rights (“MSRs”) and certain retained interests from securitization activities do not trade in an active, open market with readily observable prices. Accordingly, the Firm estimates the fair value of MSRs and certain other retained interests in securitizations using DCF models.
•	For MSRs, the Firm uses an option-adjusted spread (“OAS”) valuation model in conjunction with the Firm’s proprietary prepayment model to project MSR cash flows over multiple interest rate scenarios; these scenarios are then discounted at risk-adjusted rates to estimate the fair value of the MSRs. The OAS model considers portfolio characteristics, contractually specified servicing fees, prepayment assumptions, delinquency rates, late charges, other ancillary revenue, costs to service and other economic factors. The Firm reassesses and periodically adjusts the underlying inputs and assumptions used in the OAS model to reflect market conditions and assumptions that a market participant would consider in valuing the MSR asset. Due to the nature of the valuation inputs, MSRs are classified within level 3 of the valuation hierarchy.

•	For certain retained interests in securitizations, the Firm estimates the fair value for those retained interests by calculating the present value of future expected cash flows using modeling techniques. Such models incorporate management’s best estimates of key variables, such as expected credit losses, prepayment speeds and the appropriate discount rates, considering the risk involved. Changes in the assumptions used may have a significant impact on the Firm’s valuation of retained interests, and such interests are therefore typically classified within level 3 of the valuation hierarchy.
For both MSRs and certain other retained interests in securitizations, the Firm compares its fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience. For further discussion of the most significant assumptions used to value retained interests and MSRs, as well as the applicable stress tests for those assumptions, see Note 16 on pages 244–259, and Note 17 on pages 260–263 of this Annual Report.

Private equity investments
The valuation of nonpublic private equity investments, which are held primarily by the Private Equity business within the Corporate/Private Equity line of business, requires significant management judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. As such, nonpublic private equity investments are valued initially based on cost. Each quarter, valuations are reviewed using available and relevant market data to determine if the carrying value of these investments should be adjusted. Such market data primarily include observations of the trading multiples of public companies considered comparable to the private companies being valued and the operating performance of the underlying portfolio company, including its historical and projected net income and its earnings before interest, taxes, depreciation and amortization (“EBITDA”). Valuations are adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the companies being valued. In addition, a variety of additional factors are reviewed by management, including, but not limited to, financing and sales transactions with third parties, future expectations of the particular investment, changes in market outlook and the third-party financing environment. Nonpublic private equity investments are included in level 3 of the valuation hierarchy.
Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. Investments in securities of publicly held companies that trade in liquid markets are marked to market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held investments are predominantly classified in level 2 of the valuation hierarchy.
Other fund investments
The Firm holds investments in mutual/collective investment funds, private equity funds, hedge funds and real estate funds. Where the funds produce a daily net asset value (“NAV”) that is validated by a sufficient level of observable activity (purchases and sales at NAV), the NAV is used to value the fund investment and it is classified in level 1 of the valuation hierarchy. Where adjustments to the NAV are required, for example, with respect to interests in funds subject to restrictions on redemption (such as lock-up periods or withdrawal limitations) and/or observable activity for the fund investment is limited, investments are classified within level 2 or 3 of the valuation hierarchy.
Liabilities
Securities sold under repurchase agreements (“repurchase agreements”)
To estimate the fair value of repurchase agreements, cash flows are first evaluated taking into consideration any derivative features of the repurchase agreements and are then discounted using the appropriate market rates for the applicable maturity. Generally, for these types of agreements, there is a requirement that collateral be maintained with a market value equal to, or in excess of, the principal amount loaned; as a result, there would be no adjustment, or an immaterial adjustment, to reflect the credit quality of the Firm (i.e., DVA) related to these agreements. As the inputs into the valuation are primarily based on observable pricing information, repurchase agreements are classified within level 2 of the valuation hierarchy.
Beneficial interests issued by consolidated VIEs
The fair value of beneficial interests issued by consolidated VIEs (“beneficial interests”) is estimated based on the fair value of the underlying assets held by the VIEs. The valuation of beneficial interests does not include an adjustment to reflect the credit quality of the Firm, as the holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Where the inputs into the valuation are based on observable market pricing information, the beneficial interests are classified within level 2 of the valuation hierarchy. Where significant inputs into the valuation are unobservable, the beneficial interests are classified within level 3 of the valuation hierarchy.
Deposits, other borrowed funds and long-term debt
To estimate the fair value of long-term debt, cash flows are discounted using the appropriate market rates for the applicable maturities, with an adjustment to reflect the credit quality of the Firm (i.e., the DVA). Included within deposits, other borrowed funds and long-term debt are structured notes issued by the Firm that are financial instruments containing embedded derivatives. In addition to the above, the estimation of the fair value of structured notes takes into consideration any derivative features. Where the inputs into the valuation are primarily based on observable market prices, the structured notes are classified within level 2 of the valuation hierarchy. Where significant inputs are unobservable, the structured notes are classified within level 3 of the valuation hierarchy.

The following tables present assets and liabilities measured at fair value as of December 31, 2010 and 2009, by major product category and by the fair value hierarchy (as described above).
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961

Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential – nonagency	—	2,807	687	—	3,494
Commercial – nonagency	—	1,093	2,069	—	3,162

Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	697	—	70,306
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	7,965	—	10,708

Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	2,275	253	—	2,528

Total debt and equity instruments(d)	223,530	152,004	33,877	—	409,411
Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit(e)	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,041	5,562	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139

Total derivative receivables(f)	4,753	1,489,340	35,319	(1,448,931)	80,481

Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential – nonagency	—	48,969	5	—	48,974
Commercial – nonagency	—	5,403	251	—	5,654

Total mortgage-backed securities	104,736	69,862	256	—	174,854
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	1	61,793	—	—	61,794
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051

Total available-for-sale securities	120,401	181,630	14,287	—	316,318

Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(g)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464

Total other assets	5,142	1,018	12,041	—	18,201

Total assets measured at fair value on a recurring basis(h)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Deposits	$—	$3,736	$633	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,959	972	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit(e)	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229

Total derivative payables(f)	4,481	1,450,343	30,285	(1,415,890)	69,219

Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166

Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839

Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,940	$46,097	$(1,415,890)	$205,096

	Fair value hierarchy
				Netting	Total
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,536	$—	$—	$20,536
Securities borrowed	—	7,032	—	—	7,032
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	33,092	8,373	260	—	41,725
Residential – nonagency	—	2,284	1,115	—	3,399
Commercial – nonagency	—	537	1,770	—	2,307

Total mortgage-backed securities	33,092	11,194	3,145	—	47,431
U.S. Treasury and government agencies(a)	13,701	9,559	—	—	23,260
Obligations of U.S. states and municipalities	—	5,681	1,971	—	7,652
Certificates of deposit, bankers’ acceptances and commercial paper	—	5,419	—	—	5,419
Non-U.S. government debt securities	25,684	32,487	734	—	58,905
Corporate debt securities	—	48,754	5,241	—	53,995
Loans(b)	—	18,330	13,218	—	31,548
Asset-backed securities	—	1,428	7,975	—	9,403

Total debt instruments	72,477	132,852	32,284	—	237,613
Equity securities	75,053	3,450	1,956	—	80,459
Physical commodities(c)	9,450	586	—	—	10,036
Other	—	1,884	926	—	2,810

Total debt and equity instruments(d)	156,980	138,772	35,166	—	330,918
Derivative receivables(e)(f)	2,344	1,516,490	46,684	(1,485,308)	80,210

Total trading assets	159,324	1,655,262	81,850	(1,485,308)	411,128

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	158,957	8,941	—	—	167,898
Residential – nonagency	—	14,773	25	—	14,798
Commercial – nonagency	—	4,590	—	—	4,590

Total mortgage-backed securities	158,957	28,304	25	—	187,286
U.S. Treasury and government agencies(a)	405	29,592	—	—	29,997
Obligations of U.S. states and municipalities	—	6,188	349	—	6,537
Certificates of deposit	—	2,650	—	—	2,650
Non-U.S. government debt securities	5,506	18,997	—	—	24,503
Corporate debt securities	1	62,007	—	—	62,008
Asset-backed securities:
Credit card receivables	—	25,742	—	—	25,742
Collateralized debt and loan obligations	—	5	12,144	—	12,149
Other	—	6,206	588	—	6,794
Equity securities	2,466	146	87	—	2,699

Total available-for-sale securities	167,335	179,837	13,193	—	360,365

Loans	—	374	990	—	1,364
Mortgage servicing rights	—	—	15,531	—	15,531
Other assets:
Private equity investments(g)	165	597	6,563	—	7,325
All other(j)	7,241	90	9,521	—	16,852

Total other assets	7,406	687	16,084	—	24,177

Total assets measured at fair value on a recurring basis(h)	$334,065	$1,863,728	$127,648	$(1,485,308)	$840,133

	Fair value hierarchy
				Netting	Total
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Deposits	$—	$3,979	$476	$—	$4,455
Federal funds purchased and securities loaned or sold under repurchase agreements	—	3,396	—	—	3,396
Other borrowed funds	—	5,095	542	—	5,637
Trading liabilities:
Debt and equity instruments(d)	50,577	14,359	10	—	64,946
Derivative payables(e)(f)	2,038	1,481,813	35,332	(1,459,058)	60,125

Total trading liabilities	52,615	1,496,172	35,342	(1,459,058)	125,071

Accounts payable and other liabilities	—	2	355	—	357
Beneficial interests issued by consolidated VIEs	—	785	625	—	1,410
Long-term debt	—	30,685	18,287	—	48,972

Total liabilities measured at fair value on a recurring basis	$52,615	$1,540,114	$55,627	$(1,459,058)	$189,298

(a)	At December 31, 2010 and 2009, included total U.S. government-sponsored enterprise obligations of $137.3 billion and $195.8 billion respectively, which were predominantly mortgage-related.
(b)	At December 31, 2010 and 2009, included within trading loans were $22.7 billion and $20.7 billion, respectively, of residential first-lien mortgages and $2.6 billion and $2.7 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $13.1 billion and $11.1 billion, respectively, and reverse mortgages of $4.0 billion and $4.5 billion, respectively.
(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.
(d)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures (“CUSIPs”).
(e)	The level 3 amounts for derivative receivables and derivative payables related to credit primarily include structured credit derivative instruments. For further information on the classification of instruments within the valuation hierarchy, see pages 171–175 of this Note.
(f)	As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table above are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and derivative payable balances would be $12.7 billion and $16.0 billion at December 31, 2010 and 2009, respectively, exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.
(g)	Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $10.0 billion and $8.8 billion at December 31, 2010 and 2009, respectively.
(h)	At December 31, 2010 and 2009, balances included investments valued at net asset value of $12.1 billion and $16.8 billion, respectively, of which $5.9 billion and $9.0 billion, respectively, were classified in level 1, $2.0 billion and $3.2 billion, respectively, in level 2 and $4.2 billion and $4.6 billion in level 3.
(i)	For the year ended December 31, 2010, there were no significant transfers between levels 1 and 2. Transfers from level 3 into level 2 included $1.2 billion of trading loans due to increased price transparency. There were no significant transfers into level 3.
(j)	Included assets within accrued interest receivable and other assets at December 31, 2009.
Changes in level 3 recurring fair value measurements
The following tables include a rollforward of the balance sheet amounts (including changes in fair value) for financial instruments classified by the Firm within level 3 of the fair value hierarchy for the years ended December 31, 2010, 2009 and 2008. When a determination is made to classify a financial instrument within level 3, the determination is based on the significance of the unobservable parameters to the overall fair value measurement. However, level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Firm risk-manages the observable components of level 3 financial instruments using securities and derivative positions that are classified within level 1 or 2 of the fair value hierarchy; as these level 1 and level 2 risk management instruments are not included below, the gains or losses in the following tables do not reflect the effect of the Firm’s risk management activities related to such level 3 instruments.

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total				Fair	financial
	Value	realized/		Purchases,	Transfers	value	instruments
Year ended	at	unrealized		issuances	into and/or	at	held at
December 31, 2010	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2010	(losses)		net	level 3(e)	2010	2010

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$24		$(107)	$(3)	$174	$(31)
Residential – nonagency	1,115	178		(564)	(42)	687	110
Commercial – nonagency	1,770	230		(33)	102	2,069	130

Total mortgage-backed securities	3,145	432		(704)	57	2,930	209
Obligations of U.S. states and municipalities	1,971	2		142	142	2,257	(30)
Non-U.S. government debt securities	734	(132)		140	(45)	697	(105)
Corporate debt securities	5,241	(325)		115	(85)	4,946	28
Loans	13,218	(40)		1,296	(1,330)	13,144	(385)
Asset-backed securities	7,975	333		(354)	11	7,965	292

Total debt instruments	32,284	270		635	(1,250)	31,939	9
Equity securities	1,956	133		(351)	(53)	1,685	199
Other	926	10		(762)	79	253	98

Total debt and equity instruments	35,166	413	(a)	(478)	(1,224)	33,877	306	(a)

Net derivative receivables:
Interest rate	2,040	3,057		(2,520)	259	2,836	487
Credit	10,350	(1,757)		(3,102)	(105)	5,386	(1,048)
Foreign exchange	1,082	(913)		(434)	(349)	(614)	(464)
Equity	(1,791)	7		(121)	136	(1,769)	(11)
Commodity	(329)	(700)		134	90	(805)	(76)

Total net derivative receivables	11,352	(306	)(a)	(6,043)	31	5,034	(1,112	)(a)

Available-for-sale securities:
Asset-backed securities	12,732	(146)		1,189	—	13,775	(129)
Other	461	(49)		37	63	512	18

Total available-for-sale securities	13,193	(195	)(b)	1,226	63	14,287	(111	)(b)

Loans	990	145	(a)	323	8	1,466	37	(a)
Mortgage servicing rights	15,531	(2,268	)(c)	386	—	13,649	(2,268	)(c)

Other assets:
Private equity investments	6,563	1,038	(a)	715	(454)	7,862	688	(a)
All other	9,521	(113	)(d)	(5,132)	(97)	4,179	37	(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total				Fair	financial
	value	realized/		Purchases,	Transfers	value	instruments
Year ended	at	unrealized		issuances	into and/or	at	held at
December 31, 2010	January 1,	(gains)/		settlements,	out of	December 31,	December 31,
(in millions)	2010	losses		net	level 3(e)	2010	2010

Liabilities(f):
Deposits	$476	$54	(a)	$(226)	$329	$633	$(77	)(a)
Other borrowed funds	542	(123	)(a)	795	(242)	972	445	(a)
Trading liabilities:
Debt and equity instruments	10	2	(a)	19	23	54	—	(a)
Accounts payable and other liabilities	355	(138	)(d)	19	—	236	37	(d)
Beneficial interests issued by consolidated VIEs	625	(7	)(a)	87	168	873	(76	)(a)
Long-term debt	18,287	(532	)(a)	(4,796)	85	13,044	662	(a)

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
		Total					financial
	Fair	realized/		Purchases,	Transfers	Fair	instruments
Year ended	value,	unrealized		issuances	into and/or	value,	held at
December 31, 2009	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2009	(losses)		net	level 3(e)	2009	2009

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$163	$(38)		$62	$73	$260	$(38)
Residential – nonagency	3,339	(782)		(245)	(1,197)	1,115	(871)
Commercial – nonagency	2,487	(242)		(325)	(150)	1,770	(313)

Total mortgage-backed securities	5,989	(1,062)		(508)	(1,274)	3,145	(1,222)
Obligations of U.S. states and municipalities	2,641	(22)		(648)	—	1,971	(123)
Non-U.S. government debt securities	707	38		(75)	64	734	34
Corporate debt securities	5,280	38		(3,416)	3,339	5,241	(72)
Loans	17,091	(871)		(3,497)	495	13,218	(1,167)
Asset-backed securities	7,106	1,436		(378)	(189)	7,975	734

Total debt instruments	38,814	(443)		(8,522)	2,435	32,284	(1,816)
Equity securities	1,380	(149)		(512)	1,237	1,956	(51)
Other	1,226	(79)		(253)	32	926	(119)

Total debt and equity instruments	41,420	(671	)(a)	(9,287)	3,704	35,166	(1,986	)(a)

Total net derivative receivables	9,507	(11,406	)(a)	(3,448)	16,699	11,352	(10,835	)(a)
Available-for-sale securities:
Asset-backed securities	11,447	(2)		1,112	175	12,732	(48)
Other	944	(269)		302	(516)	461	43

Total available-for-sale securities	12,391	(271	)(b)	1,414	(341)	13,193	(5	)(b)

Loans	2,667	(448	)(a)	(1,906)	677	990	(488	)(a)
Mortgage servicing rights	9,403	5,807	(c)	321	—	15,531	5,807	(c)
Other assets:
Private equity investments	6,369	(407	)(a)	582	19	6,563	(369	)(a)
All other(g)	8,114	(676	)(d)	2,439	(356)	9,521	(612	)(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair	Total					financial
	value	realized/		Purchases,	Transfers		instruments
Year ended	at	unrealized		issuances	into and/or	Fair value at	held at
December 31, 2009	January 1,	(gains)/		settlements,	out of	December 31,	December 31,
(in millions)	2009	losses		net	level 3(e)	2009	2009

Liabilities(f):
Deposits	$1,235	$47	(a)	$(870)	$64	$476	$(36	)(a)
Other borrowed funds	101	(73	)(a)	621	(107)	542	9	(a)
Trading liabilities:
Debt and equity instruments	288	64	(a)	(339)	(3)	10	12	(a)
Accounts payable and other liabilities	—	(55	)(a)	410	—	355	(29	)(a)
Beneficial interests issued by consolidated VIEs	—	344	(a)	(598)	879	625	327	(a)
Long-term debt	16,548	1,367	(a)	(2,738)	3,110	18,287	1,728	(a)

							Change in
							unrealized
							gains/
							(losses)
	Fair value measurements using significant unobservable inputs						related to
		Total				Fair	financial
	Fair	realized/		Purchases,	Transfers	value	instruments
Year ended	value at	unrealized		issuances	into and/or	at	held at
December 31, 2008	January 1,	gains/		settlements,	out of	December 31,	December 31,
(in millions)	2008	(losses)		net	level 3(e)	2008	2008

Assets:
Trading assets:
Debt and equity instruments	$24,066	$(12,805	)(a)	$6,201	$23,958	$41,420	$(9,860	)(a)
Total net derivative receivables	633	4,556	(a)	2,290	2,028	9,507	1,814	(a)
Available-for-sale securities	101	(1,232	)(b)	3,772	9,750	12,391	(422	)(b)
Loans	8,380	(1,547	)(a)	12	(4,178)	2,667	(1,324	)(a)
Mortgage servicing rights	8,632	(6,933	)(c)	7,704	—	9,403	(6,933	)(c)
Other assets:
Private equity investments	6,763	(638	)(a)	320	(76)	6,369	(1,089	)(a)
All other(g)	5,978	(940	)(d)	2,787	289	8,114	(753	)(d)

							Change in
							unrealized
							(gains)/
							losses
	Fair value measurements using significant unobservable inputs						related to
	Fair					Fair	financial
	value	Total		Purchases,	Transfers	Value	instruments
Year ended	at	realized/		issuances	into and/or	at	held at
December 31, 2008	January 1,	unrealized		settlements,	out of	December 31,	December 31,
(in millions)	2008	(gains)/losses		net	level 3(e)	2008	2008

Liabilities(f):
Deposits	$1,161	$(57	)(a)	$79	$52	$1,235	$(69	)(a)
Other borrowed funds	105	(7	)(a)	53	(50)	101	(24	)(a)
Trading liabilities:
Debt and equity instruments	480	(73	)(a)	(33)	(86)	288	(125	)(a)
Accounts payable and other liabilities	25	(25	)(a)	—	—	—	—
Beneficial interests issued by consolidated VIEs	82	(24	)(a)	(603)	545	—	—
Long-term debt	21,938	(4,502	)(a)	(1,717)	829	16,548	(3,682	)(a)

(a)	Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(b)	Realized gains and losses on available-for-sale securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains and losses are reported in other comprehensive income.

(c)	Changes in fair value for Retail Financial Services mortgage servicing rights are reported in mortgage fees and related income.

(d)	Predominantly reported in other income.

(e)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

(f)	Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 22%, 29% and 25% at December 31, 2010, 2009 and 2008, respectively.

(g)	Includes certain assets that are classified within accrued interest receivable and other assets on the Consolidated Balance Sheet at December 31, 2009 and 2008.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but instead are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the Consolidated Balance Sheets by caption and level within the valuation hierarchy (as described above) as of December 31, 2010 and 2009, for which a nonrecurring change in fair value has been recorded during the reporting period.

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)	Total fair value

Loans retained(a)	$—	$5,484	$690	$6,174
Loans held-for-sale(b)	—	312	3,200	3,512

Total loans	—	5,796	3,890	9,686

Other real estate owned	—	78	311	389
Other assets	—	—	2	2

Total other assets	—	78	313	391

Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,203	$10,077

Accounts payable and other liabilities(c)	$—	$53	$18	$71

Total liabilities at fair value on a nonrecurring basis	$—	$53	$18	$71

	Fair value hierarchy
December 31, 2009 (in millions)	Level 1	Level 2	Level 3	Total fair value

Loans retained(a)	$—	$4,544	$1,137	$5,681
Loans held-for-sale(b)	—	601	1,029	1,630

Total loans	—	5,145	2,166	7,311
Other real estate owned	—	307	387	694
Other assets	—	—	184	184

Total other assets	—	307	571	878

Total assets at fair value on a nonrecurring basis	$—	$5,452	$2,737	$8,189

Accounts payable and other liabilities(c)	$—	$87	$39	$126

Total liabilities at fair value on a nonrecurring basis	$—	$87	$39	$126

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)	Predominantly includes credit card loans at December 31, 2010. Predominantly includes leveraged lending loans at December 31, 2009. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(c)	Represents, at December 31, 2010 and 2009, fair value adjustments associated with $517 million and $648 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(d)	In the year ended December 31, 2010, transfers between levels 1, 2 and 3 were not significant.
The method used to estimate the fair value of impaired collateral-dependent loans, and other loans where the carrying value is based on the fair value of the underlying collateral (e.g., residential mortgage loans charged off in accordance with regulatory guidance), depends on the type of collateral (e.g., securities, real estate, nonfinancial assets) underlying the loan. Fair value of the collateral is estimated based on quoted market prices, broker quotes or independent appraisals, or by using a DCF model. For further information, see Note 15 on pages 239–243 of this Annual Report.
Nonrecurring fair value changes
The following table presents the total change in value of assets and liabilities for which a fair value adjustment has been included in the Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008, related to financial instruments held at those dates.

Year ended December 31,
(in millions)	2010	2009	2008

Loans retained	$(3,413)	$(3,550)	$(1,159)
Loans held-for-sale	29	(389)	(2,728)

Total loans	(3,384)	(3,939)	(3,887)

Other assets	25	(104)	(685)
Accounts payable and other liabilities	6	31	(285)

Total nonrecurring fair value gains/(losses)	$(3,353)	$(4,012)	$(4,857)

In the above table, loans predominantly include: (1) mortgage, home equity, and other loans where changes in the carrying value are based on the fair value of the underlying collateral; and (2) the change in fair value for leveraged lending loans carried on the Consolidated Balance Sheets at the lower of cost or fair value. Accounts payable and other liabilities predominantly include the change in fair value for unfunded lending-related commitments within the leveraged lending portfolio.
Level 3 analysis
Level 3 assets at December 31, 2010, predominantly include derivative receivables, mortgage servicing rights (“MSRs”), collateralized loan obligations (“CLOs”) held within the available-for-sale securities portfolio, trading loans, asset-backed trading securities and private equity investments.
•	Derivative receivables included $35.3 billion of interest rate, credit, foreign exchange, equity and commodity contracts classified within level 3 at December 31, 2010. Included within this balance was $11.6 billion of structured credit derivatives with corporate debt underlying. In assessing the Firm’s risk exposure to structured credit derivatives, the Firm believes consideration should also be given to derivative liabilities with similar, and therefore offsetting, risk profiles. At December 31, 2010, $5.6 billion of level 3 derivative liabilities had risk characteristics similar to those of the derivative receivable assets classified in level 3.

•	Mortgage servicing rights represent the fair value of future cash flows for performing specified mortgage servicing activities for others (predominantly with respect to residential mortgage loans). For a further description of the MSR asset, interest rate risk management and the valuation methodology used for MSRs, including valuation assumptions and sensitivities, see Note 17 on pages 260–263 of this Annual Report.

•	CLOs totaling $13.5 billion were securities backed by corporate loans held in the Firm’s AFS securities portfolio. Substantially all of these securities are rated “AAA,” “AA” and “A” and had an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held by an issuing vehicle are allocated to issued tranches considering their relative seniority. For further discussion, see Note 12 on pages 214–218 of this Annual Report.

•	Trading loans totaling $13.1 billion included $4.4 billion of nonagency residential mortgage whole loans and commercial mortgage loans held in IB for which there is limited price transparency; and $4.0 billion of reverse mortgages for which the principal risk sensitivities are mortality risk and home prices. The fair value of the commercial and residential mortgage loans is estimated by projecting expected cash flows, considering relevant borrower-specific and market factors, and discounting those cash flows at a rate reflecting current market liquidity. Loans are partially hedged by level 2 instruments, including credit default swaps and interest rate derivatives, which are observable and liquid.
Consolidated Balance Sheets changes
Level 3 assets (including assets measured at fair value on a nonrecurring basis) were 5% of total Firm assets at December 31, 2010.
The following describes significant changes to level 3 assets during the year.
For the year ended December 31, 2010
Level 3 assets decreased by $15.5 billion during 2010, due to the following:
•	$11.4 billion decrease in derivative receivables, predominantly driven by changes in credit spreads;
•	A net decrease of $3.5 billion due to the adoption of new accounting guidance related to VIEs. As a result of the adoption of the new guidance, there was a decrease of $5.0 billion in accrued interest and accounts receivable related to retained securitization interests in Firm-sponsored credit card securitization trusts that were eliminated upon consolidation, partially offset by an increase of $1.5 billion in trading debt and equity instruments;
•	$2.8 billion decrease in trading assets – debt and equity instruments, driven by sales, securitizations and transfers of trading loans to level 2 due to increased price transparency;
•	$1.9 billion decrease in MSRs. For a further discussion of the change, refer to Note 17 on pages 260–263 of this Annual Report;
•	$2.2 billion increase in nonrecurring loans held-for-sale, largely driven by an increase in credit card loans;
•	$1.3 billion increase in private equity investments, largely driven by additional follow-on investments and net gains in the portfolio; and
•	$1.0 billion increase in asset-backed AFS securities, predominantly driven by purchases of CLOs.
Gains and Losses
Gains and losses included in the tables for 2010, 2009 and 2008 included:
2010
Included in the tables for the year ended December 31, 2010
•	$2.3 billion of losses on MSRs; and
•	$1.0 billion gain in private equity, largely driven by gains on investments in the portfolio.
2009
Included in the tables for the year ended December 31, 2009
•	$11.4 billion of net losses on derivatives, primarily related to the tightening of credit spreads;
•	Net losses on trading – debt and equity instruments of $671 million, consisting of $2.1 billion of losses, primarily related to residential and commercial loans and MBS, principally driven by markdowns and sales, partially offset by gains of $1.4 billion, reflecting increases in the fair value of other ABS;
•	$5.8 billion of gains on MSRs; and
•	$1.4 billion of losses related to structured note liabilities, predominantly due to volatility in the equity markets.
2008
Included in the tables for the year ended December 31, 2008
•	Losses on trading-debt and equity instruments of approximately $12.8 billion, principally from mortgage-related transactions and auction-rate securities;
•	Losses of $6.9 billion on MSRs;
•	Losses of approximately $3.9 billion on leveraged loans;
•	Net gains of $4.6 billion related to derivatives, principally due to changes in credit spreads and rate curves;
•	Gains of $4.5 billion related to structured notes, principally due to significant volatility in the fixed income, commodities and equity markets; and
•	Private equity losses of $638 million.
For further information on changes in the fair value of the MSRs, see Note 17 on pages 260–263 of this Annual Report.
Credit adjustments
When determining the fair value of an instrument, it may be necessary to record a valuation adjustment to arrive at an exit price under U.S. GAAP. Valuation adjustments include, but are not limited to, amounts to reflect counterparty credit quality and the Firm’s own creditworthiness. The market’s view of the Firm’s credit quality is reflected in credit spreads observed in the credit default swap market. For a detailed discussion of the valuation adjustments the Firm considers, see the valuation discussion at the beginning of this Note.
The following table provides the credit adjustments, excluding the effect of any hedging activity, reflected within the Consolidated Balance Sheets as of the dates indicated.

December 31,
(in millions)	2010	2009

Derivative receivables balance	$80,481	$80,210
Derivatives CVA(a)	(4,362)	(3,697)
Derivative payables balance	69,219	60,125
Derivatives DVA	(882)	(841	)(d)
Structured notes balance(b)(c)	53,139	59,064
Structured notes DVA	(1,153)	(685	)(d)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 187–189 of this Annual Report.

(d)	The prior period has been revised.

The following table provides the impact of credit adjustments on earnings in the respective periods, excluding the effect of any hedging activity.

Year ended December 31,
(in millions)	2010	2009		2008

Credit adjustments:
Derivative CVA(a)	$(665)	$5,869		$(7,561)
Derivative DVA	41	(548	)(c)	789
Structured note DVA(b)	468	(1,748	)(c)	1,211

(a)	Derivatives CVA, gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 187–189 of this Annual Report.

(c)	The 2009 prior period has been revised.
Additional disclosures about the fair value of financial instruments (including financial instruments not carried at fair value)
U.S. GAAP requires disclosure of the estimated fair value of certain financial instruments, and the methods and significant assumptions used to estimate their fair value. Financial instruments within the scope of these disclosure requirements are included in the following table. However, certain financial instruments and all nonfinancial instruments are excluded from the scope of these disclosure requirements. Accordingly, the fair value disclosures provided in the following table include only a partial estimate of the fair value of JPMorgan Chase’s assets and liabilities.
For example, the Firm has developed long-term relationships with its customers through its deposit base and credit card accounts, commonly referred to as core deposit intangibles and credit card relationships. In the opinion of management, these items, in the aggregate, add significant value to JPMorgan Chase, but their fair value is not disclosed in this Note.
Financial instruments for which carrying value approximates fair value
Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and due from banks; deposits with banks; federal funds sold; securities purchased under resale agreements and securities borrowed with short-dated maturities; short-term receivables and accrued interest receivable; commercial paper; federal funds purchased; securities loaned and sold under repurchase agreements with short-dated maturities; other borrowed funds (excluding advances from the Federal Home Loan Banks (“FHLBs”)); accounts payable; and accrued liabilities. In addition, U.S. GAAP requires that the fair value for deposit liabilities with no stated maturity (i.e., demand, savings and certain money market deposits) be equal to their carrying value; recognition of the inherent funding value of these instruments is not permitted.

The following table presents the carrying value and estimated fair values of financial assets and liabilities.

	2010			2009
	Carrying	Estimated	Appreciation/	Carrying	Estimated	Appreciation/
December 31, (in billions)	value	fair value	(depreciation)	value	fair value	(depreciation)

Financial assets
Assets for which fair value approximates carrying value	$49.2	$49.2	$—	$89.4	$89.4	$—
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	70.1	70.1	—	67.4	67.4	—
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222.6	222.6	—	195.4	195.4	—
Securities borrowed (included $14.0 and $7.0 at fair value)	123.6	123.6	—	119.6	119.6	—
Trading assets	489.9	489.9	—	411.1	411.1	—
Securities (included $316.3 and $360.4 at fair value)	316.3	316.3	—	360.4	360.4	—
Loans (included $2.0 and $1.4 at fair value)(a)(b)	660.7	663.5	2.8	601.9	598.3	(3.6)
Mortgage servicing rights at fair value	13.6	13.6	—	15.5	15.5	—
Other (included $18.2 and $19.2 at fair value)	64.9	65.0	0.1	73.4	73.2	(0.2)

Total financial assets	$2,010.9	$2,013.8	$2.9	$1,934.1	$1,930.3	$(3.8)

Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	$930.4	$931.5	$(1.1)	$938.4	$939.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	276.6	276.6	—	261.4	261.4	—
Commercial paper	35.4	35.4	—	41.8	41.8	—
Other borrowed funds (included $9.9 and $5.6 at fair value)	57.3	57.2	0.1	55.7	55.9	(0.2)
Trading liabilities	146.2	146.2	—	125.1	125.1	—
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	138.2	138.2	—	136.8	136.8	—
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	77.6	77.9	(0.3)	15.2	15.2	—
Long-term debt and junior subordinated deferrable interest debentures (included $38.8 and $49.0 at fair value)	247.7	249.0	(1.3)	266.3	268.4	(2.1)

Total financial liabilities	$1,909.4	$1,912.0	$(2.6)	$1,840.7	$1,844.1	$(3.4)

Net appreciation/(depreciation)			$0.3			$(7.2)

(a)	For originated or purchased loans held for investment, other than PCI loans, the carrying value is the principal amount outstanding, net of the allowance for loan losses, net charge-offs, interest applied to principal (for loans accounted for on the cost recovery method), unamortized discounts and premiums, and deferred loan fees or costs. For a further discussion of the Firm’s loan accounting framework, see Note 14 on pages 220–238 of this Annual Report.

(b)	Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. The difference between the estimated fair value and carrying value is the result of the different methodologies used to determine fair value as compared to carrying value. For example, credit losses are estimated for the asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see pages 171–173 of this Note.
The majority of the Firm’s unfunded lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded. The carrying value and estimated fair value of the Firm’s wholesale lending-related commitments were as follows for the periods indicated.

	2010		2009
	Carrying	Estimated	Carrying	Estimated
December 31, (in billions)	value(a)	fair value	value(a)	fair value

Wholesale lending-related commitments	$0.7	$0.9	$0.9	$1.3

(a)	Represents the allowance for wholesale unfunded lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset each recognized at fair value at the inception of guarantees.
The Firm does not estimate the fair value of consumer lending-related commitments. In many cases, the Firm can reduce or cancel these commitments by providing the borrower prior notice or, in some cases, without notice as permitted by law. For a further discussion of the valuation of lending-related commitments, see pages 171–173 of this Note.

Trading assets and liabilities
Trading assets include debt and equity instruments held for trading purposes that JPMorgan Chase owns (“long” positions), certain loans managed on a fair value basis and for which the Firm has elected the fair value option, and physical commodities inventories that are generally accounted for at the lower of cost or fair value. Trading liabilities include debt and equity instruments that the Firm has sold to other parties but does not own (“short” positions). The Firm is obligated to purchase instruments at a future date to cover the short positions. Included in trading assets and trading liabilities are the reported receivables (unrealized gains) and payables (unrealized losses) related to derivatives. Trading assets and liabilities are carried at fair value on the Consolidated Balance Sheets. Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures (“CUSIPs”).
Trading assets and liabilities–average balances
Average trading assets and liabilities were as follows for the periods indicated.

Year ended December 31, (in millions)	2010	2009	2008

Trading assets – debt and equity instruments(a)	$354,441	$318,063	$384,102
Trading assets – derivative receivables	84,676	110,457	121,417
Trading liabilities – debt and equity instruments(a)(b)	78,159	60,224	78,841
Trading liabilities – derivative payables	65,714	77,901	93,200

(a)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIPs.
(b)	Primarily represent securities sold, not yet purchased.